Subsequent Events	12 Months Ended
Oct. 31, 2025
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 21 — SUBSEQUENT EVENTS

On November 27,2025 , Hefeng Beauty Salon (“hefeng”) was incorporated in the People’s Republic of China (“PRC”) and is controlled by Park Ha Jiangsu through contractual arrangement as its variable interest entity (“VIE”).

On December 3, 2025, the Company incorporated Wuxishi Maohe Biotechnology Co., Ltd., a limited liability company，100% owned by Xinzhan.

On November 15, 2025, the Company signed a lease agreement with Wuxi Suning Commercial Management Co., Ltd. The Company leased Shop 503 in Suning Plaza, located at 111 Renmin Middle Road, Chongan District, Wuxi City, covering an area of 48 square meters. The lease term is from November 21, 2025, to November 20, 2027. The total rent is $1,845, with $8,587 for the first year and $9,864 for the second year.

On December 1, 2025, the company signed a lease agreement with Wuxi Yinggeka Shopping Center Co., Ltd. The company leased Shop No. 04H15 located at No. 3 Tuanjie Middle Road, Xishan Economic Development Zone, Wuxi City, covering an area of 44 square meters. The lease term is from December 6, 2025 to December 5, 2027. The total rent is $13,133, with $6,455 for the first year and $6,478 for the second year.

On December 26, 2025, at the 2025 extraordinary general meeting of shareholders (the “EGM”) of the Company, the shareholders of the Company passed resolutions to (i) increase the Company’s authorized share capital; and (ii) adopt amended and restated memorandum and articles of association to reflect the share capital increase. As a result, immediately following the EGM, the Company’s authorized share capital was increased from US$300,000 divided into 12,000,000,000 Class A Ordinary Shares of par value US$0.00002 each, with each Class A Ordinary Share entitled to one vote, and 3,000,000,000 Class B Ordinary Shares of par value US$0.00002 each, with each Class A Ordinary Share entitled to 20 votes, to US$3,000,000 divided into 120,000,000,000 Class A Ordinary Shares of par value US$0.00002 each, with each Class A Ordinary Share entitled to one vote, and 30,000,000,000 Class B Ordinary Shares of par value US$0.00002 each, with each Class B Ordinary Share entitled to 20 votes.

On January 28, 2026, the Company completed a public offering, issued and sold 21,875,000 Ordinary Shares, of which 21,875,000 shares related to the public offering, at $0.112 per share for $2.45 million. The net proceeds of $2.244 million after deducting underwriting discounts and the offering expenses payable was received by the Company. The Company also registering 196,875,000 Class A Ordinary Shares underlying the Warrants (the “Warrant Shares”) pursuant to a zero-exercise price option. Each Warrant will have an initial exercise price of $0.112 per Class A Ordinary Share and will be exercisable beginning on the date of the issuance date and ending on the one-year anniversary of the issuance date.

On January 27, 2026, one holder exercised its 36,000 Warrant Shares through an alternative cashless exercise option, and the Company issued a total of 36,000 Class A Ordinary Shares on January 30, 2026.

On February 3, 2026, one holder exercised its 32,000 Warrant Shares through an alternative cashless exercise option, and the Company issued a total of 32,000 Class A Ordinary Shares on February 4, 2026.

On February 4, 2026, eleven holders exercised an aggregate of 900,000 Warrant Shares through an alternative cashless exercise option, and the Company issued a total of 900,000 Class A Ordinary Shares on February 4, 2026.

On February 5, 2026, one holder exercised its 12,379 Warrant Shares through an alternative cashless exercise option, and the Company issued a total of 12,379 Class A Ordinary Shares on February 5, 2026.

On February 23, 2026, eleven holders exercised an aggregate of 1,125,121 Warrant Shares through an alternative cashless exercise option, and the Company issued a total of 1,125,121 Class A Ordinary Shares on February 23, 2026.

On February 9, 2026, the Company announced that it expects to implement a 1-for-50 reverse stock split effective February 20, 2026, subject to the Company’s satisfaction of Nasdaq Operations notice requirements, with trading to begin on a split-adjusted basis at the market open on that day.

In connection with the reverse stock split, the Company filed an Amended and Restated Memorandum of Association, with the Registry of Companies of the Cayman Islands on February 4, 2026 to reduce the authorized share capital of the Company from USD 3,000,000.00 divided into 150,000,000,000 ordinary shares of par value US$0.00002 each divided into (i) 120,000,000,000 Class A ordinary shares with a par value of US$0.00002 each with 1 vote per share and (ii) 30,000,000,000 Class B ordinary shares with a par value of US$0.00002 each with 20 votes per share to 3,000,000,000 ordinary shares of par value US$0.001 each divided into (i) 2,400,000,000 Class A ordinary shares with a par value of US$0.001 each with 1 vote per share and (ii) 600,000,000 Class B ordinary shares with a par value of US$0.001 each with 20 votes per share, the reduction at the same ratio as its reduction in the issued and outstanding shares. As approved and authorized by a majority of the shareholders at an extraordinary meeting of shareholders held on December 26, 2025, the Board of Directors of the Company subsequently approved the reverse stock split and the exact ratio of the reverse stock split on January 29, 2026.

The Company has evaluated subsequent events from October 31, 2025 and through the date of issuance of the consolidated financial statements which is March 02, 2026 and did not identify any subsequent events except disclosed above that would have material financial impact or that required adjustment of the Company’s consolidated financial statements.